SUBORDINATED DEBT AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Subordinated Borrowings [Abstract]
Summary Information Regarding Subordinated Debentures
Summary information regarding subordinated debentures as of December 31 follows:

		2025
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
TCSB Statutory Trust I	March 2005	5,155	5,000	155
Discount on TCSB Statutory Trust I		(860)	(860)	—
		$39,864	$38,640	$1,224

		2024
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
TCSB Statutory Trust I	March 2005	5,155	5,000	155
Discount on TCSB Statutory Trust I		(928)	(928)	—
		$39,796	$38,572	$1,224

Schedule of Other Key Terms for Subordinated Debentures and Trust Preferred Securities
Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2025 and 2024 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance III	July 30, 2037	3 month SOFR plus 1.86%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month SOFR plus 3.11%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month SOFR plus 3.71%	November 7, 2007
TCSB Statutory Trust I	March 17, 2035	3 month SOFR plus 2.46%	March 17, 2010